INTANGIBLE ASSETS (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets			$ 428,701	$ 395,617
Software Development Costs
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross					$ 533,569	$ 412,813
Amortization of Intangible Assets	$ 56,119	$ 40,427	147,637	126,677	172,436	66,123
Finite-lived Intangible Assets Acquired					233,442	388,125
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	3,697,076		3,697,076		3,655,070	3,611,380
Amortization of Intangible Assets	$ 94,209	$ 87,395	281,064	268,940	361,133	346,690
Finite-lived Intangible Assets Acquired			$ 42,007	$ 88,156	$ 43,689	$ 48,037